Interest income (Tables)	6 Months Ended
Jun. 30, 2026
Interest expense (income), defined benefit plans [abstract]
Schedule of Interest Income

	Six Months Ended June 30,
	2026	2025
	$	$
Interest on bank deposits	255,671	413,909
Total interest income	255,671	413,909